Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	Intangible assets, net consist of the following:
	December 31, 2023	December 31, 2022
Software	$40,283	$1,041,872
Trademark and license	10,815	11,133
Less: accumulated amortization	(33,559)	(140,951)
	$17,539	$912,054

Schedule of Amortization of Intangible Assets	The following is a schedule, by years, of amortization of intangible assets as of December 31, 2023:
For the year ended December 31, 2024	$5,020
For the year ended December 31, 2025	5,020
For the year ended December 31, 2026	4,985
For the year ended December 31, 2027	2,514
For the year ended December 31, 2028	-
$17,539